ACQUISITION OF SILVER STATE (Tables)	12 Months Ended
Jan. 31, 2019
Silver State acquisition
Disclosure of detailed information about business combination [line items]
Schedule of purchase price and the allocation of the purchase price
- $ -
Cash	417,453
Inventory	5,903,468
Biological assets	2,113,917
Other assets	16,085
Property and equipment	569,518
Right-of-use assets	3,950,682
Lease liability	(3,857,682)
Customer relationships	1,540,447
Dispensary licenses	11,790,274
Cultivation license	100,000
Goodwill	28,541,323
Accounts payable and accrued liabilities	(1,980,437)
Total assets and liabilities acquired	49,105,048
Cash deposits on closing date	9,009,800
Consideration payable	1,143,873
Promissory note payable	30,000,000
Common shares issued	8,951,375
Total consideration	49,105,048